OPERATING SEGMENTS AND ENTITY WIDE DISCLOSURES (Reportable segment profit) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Revenues		$ 46,527	$ 46,695	$ 39,650
Raw materials		12,209	11,661	10,138
Manufacturing		7,904	7,467	8,148
Salaries		18,828	16,787	15,840
Depreciation		1,546	1,317	1,541
Other segment items	[1]	1,816	3,110	789
Net income		$ 4,224	$ 6,353	$ 3,194

[1]	Other segment items comprised of other cost items included with cost of sales, research and development, selling, general and administrative, tax expenses and finance income.